Acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Acquisitions
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table sets forth the revised preliminary allocation of the purchase price for TLA to the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from TLA (in thousands):

Tangible net assets and liabilities:
Cash	$1,823
Inventory	7,614
Property and equipment	2,214
Accounts payable	(1,319)
Other net assets	(5,826)
Total net assets	4,506
Intangible assets:
Trade name	4,100
Total intangible assets	4,100
Net assets acquired	8,606
Purchase consideration	24,916
Goodwill	$16,310

Business Acquisition, Pro Forma Information

The following table summarizes certain of our supplemental pro forma financial information for the three and six months ended June 30, 2021 and 2020, as if the acquisition of TLA had occurred as of January 1, 2020. The unaudited pro forma financial information for the three and six months ended June 30, 2021 and 2020 reflects (i) the reduction in amortization expense based on fair value adjustments to the intangible assets acquired from TLA; (ii) the reduction in rent expense due to the amortization of unfavorable leasehold interest acquired from TLA; and (iii) the reversal of interest expense on TLA’s debt that was settled on the acquisition date. Transaction costs incurred by us and TLA during the three months ended June 30, 2021 were immaterial. For the six months ended June 30, 2021, transaction costs incurred by us and TLA were $0.9 million and $0.7 million, respectively. The unaudited pro forma financial information is for comparative purposes only and is not necessarily indicative of what would have occurred had the acquisition been made at that date or of results which may occur in the future (in thousands).

	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
	As Reported	Pro Forma	As Reported	Pro Forma	As Reported	Pro Forma	As Reported	Pro Forma
Net revenues	$49,851	$49,851	$34,557	$39,740	$92,531	$101,380	$66,331	$81,381
Net loss	$(8,916)	$(8,916)	$(3,616)	$(5,621)	$(13,913)	$(12,502)	$(6,025)	$(7,259)